UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21750

Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

Item 1: Schedule of Investments

Item  2: Controls and Procedures

Item 3: Exhibits

SIGNATURES

EX-99.CERT

Item 1. Schedule of Investments.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 142.0%
Equity Investments(1) — 128.5%
United States — 119.4%
MLP(2) — 42.4%
Andeavor Logistics LP	234	$11,627
Arc Logistics Partners LP	246	4,091
Buckeye Partners, L.P.	159	9,117
Cheniere Energy Partners LP Holdings, LLC(3)	50	1,256
Crestwood Equity Partners LP	112	2,787
DCP Midstream, LP	382	12,269
Energy Transfer Partners, L.P.	1,367	25,990
Enterprise Products Partners L.P.(4)	567	14,793
EQT Midstream Partners, LP	58	4,422
Global Partners LP	224	3,868
Magellan Midstream Partners, L.P.	61	4,138
MPLX LP	447	15,342
Noble Midstream Partners LP	45	2,177
NuStar Energy L.P.	96	3,903
Phillips 66 Partners LP	21	1,020
Plains GP Holdings, L.P.(3)(5)	1,503	33,782
Spectra Energy Partners, LP	93	4,114
Summit Midstream Partners, LP	257	5,404
TC PipeLines, LP	72	3,783
Western Gas Partners, LP	209	10,683

		174,566

Midstream Company — 32.2%
EnLink Midstream, LLC(6)	124	2,112
Kinder Morgan, Inc.	437	8,441
Kinder Morgan, Inc. — 9.75% Mandatory Convertible Preferred Stock	62	2,610
ONEOK, Inc.(7)	772	41,814
SemGroup Corporation	235	6,051
Tallgrass Energy GP, LP(6)	667	17,931
Targa Resources Corp.	605	26,965
The Williams Companies, Inc.	908	26,995

		132,919

Marine — 29.6%
Capital Product Partners L.P. — Class B Units(6)(8)(9)(10)	3,333	25,433
Dynagas LNG Partners LP(6)	517	7,259
GasLog Partners LP(6)	853	19,355
Golar LNG Partners LP(6)	1,353	29,750
Höegh LNG Partners LP(6)	696	12,845
KNOT Offshore Partners LP(6)	1,158	27,264

		121,906

MLP Affiliate — 11.0%
Enbridge Energy Management, L.L.C.(3)(11)	3,152	45,425

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Other Energy Company — 4.2%
Anadarko Petroleum Corporation — 7.50% Tangible Equity Units(12)	37	$1,364
Macquarie Infrastructure Corporation	130	9,682
NextEra Energy Partners, LP	30	1,240
Royal Dutch Shell plc — ADR — Class B	86	4,893

		17,179

Total United States (Cost — $470,887)		491,995

Canada — 9.1%
Midstream Company — 9.1%
Enbridge, Inc.	513	20,526
Pembina Pipeline Corporation	179	5,769
TransCanada Corporation	220	11,196

Total Canada (Cost — $32,128)		37,491

Total Equity Investments (Cost — $503,015)		529,486

	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 13.5%
United States — 10.0%
Upstream — 10.0%
Ascent Resources Utica Holdings, LLC(9)	10.000%	4/1/22	$3,000	$3,068
California Resources Corporation(5)(9)	8.000	12/15/22	16,575	9,199
Chief Oil & Gas LLC(9)	(13)	8/8/21	6,983	6,878
Eclipse Resources Corporation	8.875	7/15/23	13,000	13,065
Jonah Energy LLC(9)	(14)	5/12/21	7,403	7,236
Jones Energy Holdings, LLC	9.250	3/15/23	2,600	1,820
Pardus Oil & Gas, LLC(8)(9)	(15)	5/31/22	54	—

Total United States (Cost — $43,298)				41,266

Canada — 3.5%
Upstream — 3.5%
Athabasca Oil Corporation(9)	9.875	2/24/22	6,000	5,670
Jupiter Resources Inc.(9)	8.500	10/1/22	12,980	8,502

Total Canada (Cost — $15,847)				14,172

Total Debt Investments (Cost — $59,145)				55,438

Total Long-Term Investments (Cost — $562,160)				584,924

	No. of Shares/Units	Value
Short-Term Investment — 4.4%
Money Market Fund — 4.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund — Capital Shares, 0.89%(16) (Cost $18,262)	18,262	$18,262

Total Investments — 146.4% (Cost — $580,422)		603,186

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

	Strike Price	Expiration Date	No. of Contracts	Notional Amount(18)	Value
Liabilities
Call Option Contracts Written(17)
United States
Midstream Company
ONEOK, Inc. (Premiums Received — $4)	$55.00	9/15/17	60	$325	$(3)
Debt					(146,000)
Mandatory Redeemable Preferred Stock at Liquidation Value					(50,000)
Other Assets in Excess of Other Liabilities					4,762

Net Assets Applicable To Common Stockholders					$411,945

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Unless otherwise noted, securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 22.8% of its total assets invested in publicly-traded partnerships at August 31, 2017. It is the Fund’s intention to be treated as a RIC for tax purposes.

(3)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(4)	In lieu of cash distributions, the Fund has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(5)	The Fund believes that it is an affiliate of Plains GP Holdings, L.P. (“PAGP”). The Fund does not believe that it is an affiliate of California Resources Corporation.

(6)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for RIC qualification purposes.

(7)	Security or a portion thereof is segregated as collateral on option contracts written.

(8)	Fair valued security.

(9)	The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2017, the aggregate value of restricted securities held by the Fund was $65,986 (10.8% of total assets), which included $40,553 of Level 2 securities and $25,433 of Level 3 securities.

(10)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions (liquidation preference of $9.00 per unit). The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21375 per unit for the third quarter.

(11)	Dividends are paid-in-kind.

(12)	Security is comprised of a prepaid equity purchase contract and a senior amortizing note. Unless settled earlier, each prepaid equity purchase contract will settle on June 7, 2018 for between 0.7159 and 0.8591 Western Gas Equity Partners, LP (“WGP”) common units (subject to Anadarko Petroleum Corporation’s (“APC”) right to deliver APC common stock in lieu of WGP common units). The Fund receives a quarterly payment of 7.50% per annum on the $50 per unit stated amount of the security.

(13)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor (7.93% as of August 31, 2017).

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2017

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(14)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor (7.74% as of August 31, 2017).

(15)	Interest is paid-in-kind at a fixed rate per annum equal to 5.00%. As of May 31, 2017, the Fund stopped accruing interest relating to this security.

(16)	The rate indicated is the current yield as of August 31, 2017.

(17)	Security is non-income producing.

(18)	The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of August 31, 2017.

From time to time, the Fund’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At August 31, 2017, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments(1)
Senior Notes and Secured Term Loans
Ascent Resources Utica Holdings, LLC	3/29/17	(2)	$3,000	$3,000	$3,068	n/a	0.7%	0.5%
Athabasca Oil Corporation	(3)	(4)	6,000	5,755	5,670	n/a	1.4	0.9
California Resources Corporation	(3)	(4)	16,575	11,368	9,199	n/a	2.2	1.5
Chief Oil & Gas LLC	(3)	(2)	6,983	6,849	6,878	n/a	1.7	1.1
Jonah Energy LLC	(3)	(2)	7,403	6,998	7,236	n/a	1.7	1.2
Jupiter Resources Inc.	(3)	(2)	12,980	10,092	8,502	n/a	2.1	1.4

Total				$44,062	$40,553		9.8%	6.6%

Level 3 Investments(5)
Equity Investments
Capital Product Partners L.P.
Class B Units	5/21/12	(4)	3,333	$18,926	$25,433	$7.63	6.2%	4.2%
Senior Notes
Pardus Oil & Gas, LLC	5/13/16	(2)	$54	31	—	n/a	—	—

Total				$18,957	$25,433		6.2%	4.2%

Total of all restricted investments				$63,019	$65,986		16.0%	10.8%

(1)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, a principal market maker, an independent pricing service or independent broker. These securities have limited trading volume and are not listed on a national exchange.

(2)	Unregistered security of a private company.

(3)	Security was acquired at various dates during the nine months ended August 31, 2017 and/or in prior fiscal years.

(4)	Unregistered or restricted security of a publicly-traded company.

(5)	Securities are valued using inputs reflecting the Fund’s own assumptions.

At August 31, 2017, the cost basis of investments for federal income tax purposes was $590,588. At August 31, 2017, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$68,511
Gross unrealized depreciation	(55,913)

Net unrealized appreciation	$12,598

The cost basis for federal income tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•	Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2017, and the Fund presents these assets and liabilities by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$529,486	$504,053	$—	$25,433
Debt investments	55,438	—	55,438	—
Short-term investments	18,262	18,262	—	—

Total assets at fair value	$603,186	$522,315	$55,438	$25,433

Liabilities at Fair Value
Call option contracts written	$3	$—	$3	$—

For the nine months ended August 31, 2017, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2017.

	Equity	Debt	Total
Balance — November 30, 2016	$23,067	$34	$23,101
Purchases	—	—	—
Transfers out to Level 1 and 2	—	—	—
Realized gains (losses)	—	—	—
Unrealized gains (losses), net	2,366	(34)	2,332

Balance — August 31, 2017	$25,433	$—	$25,433

The $2,332 of unrealized gains relate to investments that were still held at the end of the reporting period.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments:

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of August 31, 2017
Call options written	Call option contracts written	$(3)

The following table sets forth the effect of the Fund’s derivative instruments on the Fund’s operations:

Derivatives Not Accounted for as Hedging Instruments		For the Nine Months Ended August 31, 2017
	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Net Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$594	$122

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2017, the Fund had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	90.5%
Debt securities	9.5%
Securities of MLPs(1)	37.6%
Largest single issuer	7.8%
Restricted securities	11.3%

(1)	Securities of MLPs consist of master limited partnerships and limited liability companies taxed as partnerships.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 28, 2017 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	October 30, 2017

/s/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 30, 2017